Significant Accounting Policies Accounting Policies - Warranties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Company's accrual for product warranty claims
Balance at January 1	$ 22,710	$ 22,071	$ 23,103
Charges to expense	33,265	28,590	29,957
Settlements	(29,220)	(27,951)	(30,989)
Balance at December 31	$ 26,755	$ 22,710	$ 22,071